Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,618,405	$ 532,229
Prepaid expenses		16,346
Total current assets	7,618,405	548,575
Property and equipment, net	573,321	91,569
Right of use assets - operating leases	666,088	84,752
Right of use assets - finance leases	109,798	133,146
TOTAL ASSETS	8,967,612	858,042
Current liabilities:
Accounts payable	579,534	143,337
Credit card payable	11,935	5,520
Accrued interest	558,082
Payroll liabilities	13,138	6,925
Contract liabilities		153,500
Current portion of operating lease liabilities	213,526	80,696
Current portion of finance lease liabilities	36,344	47,708
Total current liabilities	1,412,559	437,686
Warrant liability		1,076,766
Convertible promissory notes, at fair value	2,983,400	1,617,000
Operating lease liabilities, net of current portion	460,636	26,283
Finance lease liabilities, net of current portion	624	36,968
TOTAL LIABILITIES	4,857,219	3,194,703
Commitments and contingencies (Note 10)
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, $0.01 par value; 10,000,000 authorized; 3,520,128 and 3,402,225 issued and outstanding at December 31, 2023 and 2022, respectively	36,404,084	35,441,500
Stockholders’ equity/(deficit):
Preferred stock value
Common stock, $0.0001 par value, 200,000 shares authorized, 1,079 shares issued and outstanding	24,674	22,185
Additional paid-in capital	858,263	646,136
Accumulated deficit	(33,176,628)	(38,446,482)
Total AgeX Therapeutics, Inc. stockholders’ equity/(deficit)	(32,293,691)	(37,778,161)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY/(DEFICIT)	8,967,612	858,042
AgeX Therapeutics Inc [Member]
Current assets:
Cash and cash equivalents	345,000	645,000
Accounts and grants receivable, net	57,000	4,000
Prepaid expenses and other current assets	352,000	1,804,000
Total current assets	754,000	2,453,000
Restricted cash	50,000	50,000
Intangible assets, net	607,000	738,000
Convertible note receivable	10,554,000
TOTAL ASSETS	11,965,000	3,241,000
Current liabilities:
Accounts payable and accrued liabilities	2,176,000	1,034,000
Loans due to Juvenescence, net of debt issuance costs, current portion	3,672,000	7,646,000
Warrant liability		180,000
Insurance premium liability and other current liabilities		1,077,000
Total current liabilities	5,914,000	10,078,000
Loans due to Juvenescence, net of debt issuance costs, net of current portion	693,000	10,478,000
TOTAL LIABILITIES	6,607,000	20,556,000
Commitments and contingencies (Note 10)
Stockholders’ equity/(deficit):
Preferred stock value
Common stock, $0.0001 par value, 200,000 shares authorized, 1,079 shares issued and outstanding
Additional paid-in capital	136,482,000	98,998,000
Accumulated deficit	(131,013,000)	(116,210,000)
Total AgeX Therapeutics, Inc. stockholders’ equity/(deficit)	5,469,000	(17,212,000)
Noncontrolling interest	(111,000)	(103,000)
Total stockholders’ equity/(deficit)	5,358,000	(17,315,000)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY/(DEFICIT)	11,965,000	3,241,000
AgeX Therapeutics Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ equity/(deficit):
Preferred stock value
AgeX Therapeutics Inc [Member] | Series B Preferred Stock [Member]
Stockholders’ equity/(deficit):
Preferred stock value
Related Party [Member]
Current liabilities:
Related party payables, net
Related Party [Member] | AgeX Therapeutics Inc [Member]
Current liabilities:
Related party payables, net	$ 66,000	$ 141,000